Taxation - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Income Taxes [Line Items]
Tax benefit (expense)	$ 16	$ 47	$ 63	$ 48